Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity Award Grant Practices

The Company has an Equity Grant Award Policy to standardize the process of granting equity in accordance with applicable legal and regulatory requirements, and to enhance its internal controls. Under this policy, equity awards to the Company's employees, including NEOs, are typically approved by the board of directors, the compensation committee, or its/their delegate and granted on an annual basis on a predetermined date in the month of February. Equity grants to certain newly hired employees or promoted individuals, including executive officers, are made on the first trading day of each month following the later of (i) the date on which such individual's employment begins or promotion occurs or (ii) the date on which such grant is approved by the board of directors, the compensation committee, or its/their delegate(s). It is the Company's policy to not purposely accelerate or delay the release of material nonpublic information in consideration of a pending equity award in order to allow the grantee to benefit from a more favorable stock price.

During the year ended December 31, 2025, none of our NEOs was granted an equity award during the period beginning four business days before, and ending one business day after, the filing of a Quarterly Report on Form 10-Q or an Annual Report on Form 10-K, or the filing or furnishing of a current report on Form 8-K that disclosed material nonpublic information.

Award Timing Method	Under this policy, equity awards to the Company's employees, including NEOs, are typically approved by the board of directors, the compensation committee, or its/their delegate and granted on an annual basis on a predetermined date in the month of February. Equity grants to certain newly hired employees or promoted individuals, including executive officers, are made on the first trading day of each month following the later of (i) the date on which such individual's employment begins or promotion occurs or (ii) the date on which such grant is approved by the board of directors, the compensation committee, or its/their delegate(s).
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	It is the Company's policy to not purposely accelerate or delay the release of material nonpublic information in consideration of a pending equity award in order to allow the grantee to benefit from a more favorable stock price.